Term Borrowings	12 Months Ended
Dec. 31, 2012
Term Borrowings [Abstract]
Term Borrowings [Text Block]

Note 10 – Term Borrowings

The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2012	2011
First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 -- 5.05%	$330,381	$338,951
Matures on May 15, 2013 -- 4.625%	254,340	264,586
Matures on April 1, 2016 -- 5.65%	288,285	293,416
Other collateralized borrowings -- Matures on December 22, 2037
0.61% on December 31, 2012 and 0.85% on December 31, 2011 (b)	55,746	52,218
Federal Home Loan Bank borrowings (c)	2,554	2,714
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 -- 4.50%	101,735	105,840
Senior capital notes
Matures on December 15, 2015 -- 5.375%	524,715	522,742
Subordinated notes (d)
Matures on April 15, 2034 -- 6.30%	214,784	220,072
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 -- 9.50%	45,760	45,693
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Matures on October 25, 2034
0.37% on December 31, 2012 and 0.46% on December 31, 2011	98,302	118,498
Matures on October 26, 2026
0.34% on December 31, 2012 and 0.43% on December 31, 2011	128,764	168,888
Matures on September 25, 2029
0.34% on December 31, 2012 and 0.43% on December 31, 2011	152,916	185,357
Scheduled maturity was January 25, 2024 (f)
0.68% on December 31, 2011	-	13,639
Scheduled maturity was February 25, 2034 (f)
0.48% on December 31, 2011	-	18,120
Scheduled maturity was October 25, 2034 (f)
0.55% on December 31, 2011	-	77,161
Scheduled maturity was December 2019 (f)
5.08% on December 31, 2011	-	23,641
Matures on September 1, 2032
6.42% on December 31, 2012 and 6.41% on December 31, 2011	10,200	14,823
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 -- 4.97%	7,301	7,301
Matures on February 1, 2033 -- 4.97%	8,000	8,000
Matures on August 08, 2036 -- 2.38%	2,699	-
Total	$2,226,482	$2,481,660

  Qualifies for total capital under the risk-based capital guidelines.
  Secured by $55.7 million of trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1to 18 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2012 and 2011.
  See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
  On December 31, 2012 and 2011, borrowings secured by $415.6 million and $640.8 million, respectively, of retail real estate residential loans.
  In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations. The associated trusts were extinguished and the collateralized borrowings repaid.

Annual principal repayment requirements as of December 31, 2012 are as follows:

(Dollars in thousands)
2013	$350,161
2014	161
2015	804,161
2016	250,161
2017	161
2018 and after	718,863

All subordinated notes are unsecured and are subordinate to other present and future senior indebtedness. FTBNA's subordinated notes and FHN's subordinated capital notes qualify as Tier 2 capital under the risk-based capital guidelines.